UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07528

Special Opportunities Fund, Inc.
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Andrew Dakos
Bulldog Investors, LLC
Park 80 West
250 Pehle Avenue, Suite 708
Saddle Brook, NJ 07663
(Name and address of agent for service)

Copy to:
Thomas R. Westle, Esq.
Blank Rome LLP
1271 Avenue of the Americas
New York, NY 10020

Registrant's telephone number, including area code: 1-877-607-0414

Date of fiscal year end: December 31, 2021

Date of reporting period: July 1, 2020– June 30, 2021

Item 1. Proxy Voting Record.

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2020 - June 30,2021

Company Name	Meeting Date	CUSIP	Ticker
HL Acquistion Corp.	7/2/2020	G4603R106	HCCH
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
For	For	1. Extension Amendment Proposal: To extend the date by which the Company has to consummate a business combination from July 2, 2020 to October 2, 2020	Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2020 - June 30,2021

Company Name	Meeting Date	CUSIP	Ticker
Royce Value Trust	7/14/2020	780910105	RVT
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror vote	For	1. Proposal to consider and approve a new investment advisory agreement, by and between Royce & Associates, LP and Royce Value Trust, Inc.	Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2020 - June 30,2021

Company Name	Meeting Date	CUSIP	Ticker
Andina Acquistion Corp. III	7/29/2020	G04415108	ANDA
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
For	For
1. Amend the Company's amended and restated memorandum and articles of association to extend the date that the Company has to consummate a business combination from July 31, 2020 to October 31, 2020 (or December 31, 2020 if the Company has executed a definitive agreement for a business combination by October31, 2020).
Issuer
For	For
2. Adjourn the Special Meeting of shareholders to a later date or dates, if necessary, to permit further solicitation and vote of proxies in the event that there are insufficient votes for, or otherwise in connection with, the approval of Proposal 1.
Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2020 - June 30,2021

Company Name	Meeting Date	CUSIP	Ticker
Spartan Energy Acq.	8/3/2020	846784106	SPAQ
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
NO Vote shares sold	For
1. Approval of an amendment to the Company's Amended and Restated Certificate of Incorporation to extend the date by which the Company has to consummate a business combination for an additional six months, from August 14, 2020 to February 14, 2021.
Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2020 - June 30,2021

Company Name	Meeting Date	CUSIP	Ticker
Vertical Cap income FD	8/28/2020	92535C104	VCIF
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror vote	For	1. To re-elect Mark J. Schlafly as a Trustee of the Fund.	Issuer
Mirror vote	For	2. To elect Jack L. Macdowell, Jr. as a Trustee of the Fund.	Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2020 - June 30,2021

Company Name	Meeting Date	CUSIP	Ticker
CF Finance Acquistion Corp.	9/10/2020	12528N107	CFFA
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
For	For
1. Extension Amendment Proposal: Amend the Company's amended and restated certificate of incorporation to extend the date by which the Company has to consummate a business combination from September 17, 2020 to December 17, 2020 or such earlier date as determined by the board of directors.
Issuer
For	For
2. Adjournment Proposal: Adjourn the Special Meeting to a later date or dates, if necessary, to permit further solicitation and vote of proxies in the event that there are insufficient votes for, or otherwise in connection with, the approval of Proposal 1.
Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2020 - June 30,2021

Company Name	Meeting Date	CUSIP	Ticker
The Swiss Helvetia Fund	9/11/2020	870875101	SWZ
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror vote	For	DIRECTOR	Issuer
Andrew Dakos
Richard Dayan
Phillip F. Goldstein
Gerald Hellerman
Moritz A. Sell
Mirror vote	For	2. To ratify the selection by the Fund's Board of Directors of Tait, Weller & Baker, LLP as the Fund's independent registered public accounting firm for the year ending December 31, 2020.	Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2020 - June 30,2021

Company Name	Meeting Date	CUSIP	Ticker
First Trust Senior FL Rate Inc II	9/14/2020	33733U108	FCT
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror vote	For	1. DIRECTOR	Issuer
01 Richaerd E Erickson
02 Thomas R. Kadlec

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2020 - June 30,2021

Company Name	Meeting Date	CUSIP	Ticker
Pioneer Diversified High Income	9/16/2020	723653101	HNW
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror vote	For	1. CLASS I DIRECTOR	Issuer
01 Diana Durdin
02 Benjamin M Friedman
03 Kenneth J Taubes

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2020 - June 30,2021
GOLD PROXY
Company Name	Meeting Date	CUSIP	Ticker
Pioneer Floating Rate Trust	9/16/2020	72369J102	PHD
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
For	For	1. Directors	Sharholder
01 Charles I Clarvit
02 Stephen G Flanagan
03 Frederic Gabriel
For	For
2. Termination of the Advisory Agreement between the Fund and Pioneer Investment Management, Inc., dated December 22, 2004, and all other advisory and management agreements between the Fund and Pioneer Investment Management, Inc.
Sharholder

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2020 - June 30,2021

Company Name	Meeting Date	CUSIP	Ticker
Delaware Inv MN Muni Income FD II	9/18/2020	24610V103	VMM
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror vote	For	1. DIRECTOR	Issuer
Thomas L. Bennett
Jerome D. Abernathy
John A. Fry
Lucinda S. Landreth
Shawn K. Lytle
F. A. Sevilla-Sacasa
Thomas K. Whitford
Christianna Wood
Janet L. Yeomans

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2020 - June 30,2021

Company Name	Meeting Date	CUSIP	Ticker
Royce Value Trust	9/24/2020	780910105	RVT
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror vote	For	Directors	Issuer
01 Christopher D. Clark
02 Christopher C. Grisanti
03 Cecile B. Harper

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2020 - June 30,2021

Company Name	Meeting Date	CUSIP	Ticker
Royce Global Value Trust	9/24/2020	78081T104	RGT
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror vote	For	Directors	Issuer
01 Christopher D. Clark
02 Christopher C. Grisanti
03 Cecile B. Harper

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2020 - June 30,2021

Company Name	Meeting Date	CUSIP	Ticker
Schultze Special purpose Acq	9/29/2020	80821R109	SAMA
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
For	For
1. The Charter Amendment: To amend the Company's amended and restated certificate of incorporation to extend the date by which the Company has to consummate a business combination for an additional three months, from September 30, 2020 to December 31, 2020.
Issuer
For	For
2. The Charter Amendment: To amend the Company's amended and restated certificate of incorporation to extend the date by which the Company has to consummate a business combination for an additional three months, from September 30, 2020 to December 31, 2020.
Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2020 - June 30,2021

Company Name	Meeting Date	CUSIP	Ticker
HL Acquistion Corp.	10/2/2020	G4603R106	HCCH
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
For	For	1. Extension Amendment Proposal: To extend the date by which the Company has to consummate a business combination from Oct 2, 2020 to Jan 2, 2021	Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2020 - June 30,2021

Company Name	Meeting Date	CUSIP	Ticker
Churchill Cap Corp. III	10/7/2020	17144C104	CCXX
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
For	For
1. To approve the business combination described in the accompanying proxy statement, including (a) adopting the Agreement and Plan of Merger, dated as of July 12, 2020, by and among Churchill, Polaris Parent Corp., Polaris Investment Holdings, L.P., Music Merger Sub I, Inc., a subsidiary of Churchill, and Music Merger Sub II LLC, a subsidiary of Churchill, a copy of which is attached to the accompanying proxy statement as Annex A.
Issuer
For	For
2. To approve and adopt the second amended and restated certificate of incorporation of Churchill in the form attached to the accompanying proxy statement as Annex B (the "second amended and restated certificate of incorporation")
Issuer
For	For
3A.To require, at any time that the Sellers and their Permitted Transferees (each as defined in the second amended and restated certificate of incorporation) beneficially own, in the aggregate, less than 50% of the voting power of the stock of Churchill entitled to vote generally in the election of directors, the approval of the affirmative vote of the holders of at least 66 2/3% of the common stock of Churchill to make any amendment to certain provisions of the certificate of incorporation or bylaws, including any amendments to Article V.
Issuer
For	For
3B. To cause Churchill to not be governed by Section 203 of the Delaware General Corporate Law ("DGCL") and, instead, include a provision in the second amended and restated certificate of incorporation that is substantially similar to Section 203 of the DGCL, but excludes certain parties, including H&F (as defined in the second amended and restated certificate of incorporation), any of H&F's direct transferees or any of their affiliates or successors from the definition of "interested stockholder," and to make certain related changes
Issuer
For	For
3.c To cause Churchill to not be governed by Section 203 of the Delaware General Corporate Law ("DGCL") and, instead, include a provision in the second amended and restated certificate of incorporation that is substantially similar to Section 203 of the DGCL, but excludes certain parties, including H&F (as defined in the second amended and restated certificate of incorporation), any of H&F's direct transferees or any of their affiliates or successors from the definition of "interested stockholder," and to make certain related changes
Issuer
For	For
3D. To approve provisions in second amended and restated certificate of incorporation that provide that certain transactions are not "corporate opportunities" and that each of Sellers, Churchill and their respective affiliates and investment funds affiliated with Sellers and Churchill and their respective successors and affiliates and all of their respective partners, principals, directors, officers, members, managers, equity holders and/or employees, including any of foregoing who serve as officers or directors of Churchill are not subject.
Issuer
For	For
3E. To approve provisions in the second amended and restated certificate of incorporation that provide that, for so long as the Sellers and their Permitted Transferees beneficially own, in the aggregate, 50% or more of the voting power of the stock of Churchill entitled to vote generally in the election of directors, any action required or permitted to be taken at any annual or special meeting of stockholders of Churchill may be taken without a meeting, without prior notice and without a vote
Issuer
For	For
4. To approve and adopt the Churchill Capital Corp III 2020 Omnibus Incentive Plan and the material terms thereunder, including the authorization of the initial share reserve thereunder. A copy of such Incentive Plan is attached to the accompanying proxy statement as Annex H.
Issuer
For	For	5. DIRECTOR	Issuer
Paul Emery
Mark Tabak
Bill Veghte
Glenn R. August
Richard Clarke
Hunter Philbrick
Anthony Colaluca
Michael Klein
Allen Thorpe
For	For
6. To approve, for purposes of complying with the applicable provisions of Section 312.03 of the New York Stock Exchange's ("NYSE") Listed Company Manual, (a) the issuance of more than 20% of Churchill's issued and outstanding shares of common stock in connection with the Transactions (as described in the accompanying proxy statement), including, without limitation, the PIPE Investment and the issuance of more than 20% of Churchill's issued and outstanding shares to a single holder in connection with the Transactions.
Issuer
For	For
7. To approve any proposal to adjourn the special meeting to a later date or dates, if necessary, to permit further solicitation and vote of proxies in the event that there are insufficient votes for, or otherwise in connection with, the approval of Proposal Nos. 1 through 6.
Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2020 - June 30,2021

Company Name	Meeting Date	CUSIP	Ticker
Software Acquisition Group	10/12/2020	83406B101	SAQN
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
For	For
1. The Business Combination Proposal: To consider and vote upon a proposal to approve the Agreement and Plan of Merger, dated as of August 10, 2020, by and among Software Acquisition Group Inc. (the "Company"), CS Merger Sub, Inc., CuriosityStream Inc. ("CuriosityStream") and Hendricks Factual Media LLC and the transactions contemplated thereby (collectively, the "Business Combination"), including the merger of CuriosityStream into CS Merger Sub, Inc. (the "Business Combination Proposal")
Issuer
For	For
2. Authorized Shares: To authorize the change in the authorized capital stock of the Company from (a) 110,000,000 shares of common stock, consisting of 100,000,000 shares of Class A Common Stock and 10,000,000 shares of Class B Common Stock and 1,000,000 shares of preferred stock to (b) 125,000,000 shares common stock and 1,000,000 shares of preferred stock.
Issuer
For	For
3. Elimination of Class B Common Stock: To authorize the removal of all provisions relating to the Class B Common Stock, including without limitation conversion, anti-dilution and special voting rights of the Class B Common Stock.
Issuer
For	For
4. Elimination of Class B Common Stock: To authorize the removal of all provisions relating to the Class B Common Stock, including without limitation conversion, anti-dilution and special voting rights of the Class B Common Stock.
Issuer
For	For
5. Elimination of Class B Common Stock: To authorize the removal of all provisions relating to the Class B Common Stock, including without limitation conversion, anti-dilution and special voting rights of the Class B Common Stock.
Issuer
For	For
6. Amendments to Waiver of Corporate Opportunities Prospective Only: To provide that any alteration, amendment, addition to or repeal of the provisions of the Proposed Charter that relates to the waiver of corporate opportunities will not eliminate or reduce such provisions in respect of any business opportunity first identified or any other matter occurring, or any cause of action, suit or claim that, but for such provisions, would accrue or arise, prior to such alteration, amendment, addition repeal or adoption.
Issuer
For	For
7. Required Vote to Amend Certain Provisions Relating to the Directors: To require the affirmative vote of 66.7% of the outstanding shares of stock entitled to vote in the election of directors, voting as a single class, to effect any amendment to the charter relating to the powers, number, election, term, vacancies or removal of directors of New CuriosityStream.
Issuer
For	For
8. Removal of Exemptions to Deemed Service of Process in Exclusive Forum Provision: To remove specific exemptions to the deemed acceptance of service of process on counsel bringing claims outside Delaware for stockholder suits as to which the (a) Delaware Chancery Court (the "Court") determines there is an indispensable party not subject to the Court's jurisdiction, (b) is vested in the exclusive jurisdiction of a court or forum other than the Court or (c) for which the Court does not have subject matter jurisdiction.
Issuer
For	For
9. Exclusive Forum for Internal Corporate Claims: To provide that the Delaware Chancery Court will be the exclusive jurisdiction for any stockholder to bring any action asserting an "internal corporate claim" as defined in Section 115 of the Delaware General Corporation Law.
Issuer
For	For
10. Exclusive Forum for Claims Under the Securities Act and for Offers and Sales of Securities: To provide that the Federal District Courts of the United States of America will be the exclusive forum for resolution of any complaint asserting a cause of action under the Securities Act of 1933, as amended, or with respect to the offer or sale of securities of the Company.
Issuer
For	For
11. Replacement of the Existing Charter: To authorize all other changes in connection with the amendment and restatement of the Existing Charter (a copy of which is attached to the proxy statement as Annex B).
Issuer
For	For
12. The Stock Issuance Proposal: To consider and vote upon a proposal to approve, for the purpose of complying with NASDAQ Listing Rule 5635(a), the issuance of Class A Common Stock pursuant to the merger agreement and 2,500,000 shares of Class A Common Stock to certain investors in a private placement.
Issuer
For	For
13. The Stock Issuance Proposal: To consider and vote upon a proposal to approve, for the purpose of complying with NASDAQ Listing Rule 5635(a), the issuance of Class A Common Stock pursuant to the merger agreement and 2,500,000 shares of Class A Common Stock to certain investors in a private placement.
Issuer
For	For
14. The Adjournment Proposal: To allow, if necessary, Software Acquisition Group's board of directors to adjourn the Special Meeting to a later date(s) to permit further solicitation of proxies if there are not sufficient votes to approve the Proposals, or holders of Software Acquisition Group's public shares have elected to redeem an amount of public shares such that Software Acquisition Group would have less than $5,000,001 of net tangible assets.
Issuer
For	None
15. Shareholder Certification: I hereby certify that I am not acting in concert or as a "group" as defined in Section 13(d)(3) of the Securities Exchange Act of 1934, as amended, with any other shareholder with respect to the shares represented hereby in connection with the Business Combination. (FOR= I AM NOT) (AGAINST = I AM)
Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2020 - June 30,2021

Company Name	Meeting Date	CUSIP	Ticker
Garrison Capital Inc.	10/19/2020	366554103	GARS
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
For	For
1. To adopt the Agreement and Plan of Merger, dated as of June 24, 2020, by and among Portman Ridge Finance Corporation ("PTMN"), Citadel Acquisition Sub Inc. ("Merger Sub"), the Company and Sierra Crest Investment Management LLC and approve the transactions contemplated thereby, including the merger of Merger Sub with and into the Company and immediately thereafter the merger of the Company with and into PTMN (collectively, the "Merger Proposal").
Issuer
For	For
2. To approve the adjournment of the Special Meeting, if necessary or appropriate, to solicit additional proxies in the event that there are insufficient votes at the time of the Special Meeting to approve the Merger Proposal.
Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2020 - June 30,2021

Company Name	Meeting Date	CUSIP	Ticker
Western Asset Gbl high Inc Fd	10/23/2020	95766B109	EHI
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
NO VOTE Sold	For	1.1 Election of Class I Director to serve until the 2023 Annual Meeting of Stockholders: Carol L. Colman	Issuer
1.2 Election of Class I Director to serve until the 2023 Annual Meeting of Stockholders: Daniel P. Cronin
1.3 Election of Class I Director to serve until the 2023 Annual Meeting of Stockholders: Daniel P. Cronin

NO VOTE Sold	For	2. To ratify the selection of PricewaterhouseCoopers LLP as the Fund's independent registered public accountants for the fiscal year ending May 31, 2021.	Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2020 - June 30,2021

Company Name	Meeting Date	CUSIP	Ticker
Healthcare Merger Corp	10/30/2020	42227L102	HCCO
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
For	For	1. The Business Combination Proposal — To consider and vote	Issuer
upon a proposal to approve, assuming the Charter Proposals
and the NASDAQ Proposal are approved and adopted, the
Agreement and Plan of Merger, dated as of July 29, 2020
(as it may be amended from time to time, the “Merger
Agreement”), by and among Specialists On Call, Inc. (“SOC
Telemed”), Healthcare Merger Corp. ("HCMC"), Sabre Merger
Sub I, Inc., a wholly owned subsidiary of HCMC (“First
Merger Sub”), and Sabre Merger Sub II, LLC, a wholly
owned subsidiary of HCMC (“Second Merger Sub”), pursuant
to which First Merger Sub will merge with and into SOC
Telemed (the “First Merger”), with SOC Telemed being the
surviving corporation of the First Merger (the “surviving
corporation”), and immediately following the First Merger,
the surviving corporation will merge with and into Second
Merger Sub (the “Second Merger” and, collectively with the
First Merger and the other transactions contemplated by
the Merger Agreement, the “Business Combination”), with
Second Merger Sub being the surviving company of the Second
Merger. A copy of the Merger Agreement is attached to the
proxy statement/consent solicitation statement/prospectus
as Annex A.
The Charter Proposals — To consider and vote upon
separate proposals to approve, assuming the Business
Combination Proposal and the NASDAQ Proposal are
approved and adopted, the following material differences
between HCMC’s existing amended and restated certificate
of incorporation and the proposed second amended and
restated certificate of incorporation that will be in
effect upon the Closing, a copy of which is attached to
the proxy statement/consent solicitation statement/
prospectus as Annex B:
For	For
2. Increase the total number of authorized shares of all classes of capital stock from 111,000,000 shares to 505,000,000, which would consist of (i) 500,000,000 shares of Class A common stock and (ii) 5,000,000 shares of preferred stock.
Issuer
3. Require the affirmative vote of either a majority of the
board of directors then in office or the holders of twothirds of the voting power of the outstanding shares of
capital stock for the adoption, amendment, alteration
or repeal of the bylaws; provided that if two-thirds
of the board of directors then in office has approved
such adoption, amendment, alteration or repeal of any
provisions of the bylaws, then only the affirmative vote
of the holders of at least a majority of the voting
power of the outstanding shares of capital stock will
be required for the adoption, amendment, alteration or
For	For	repeal of any provision of the bylaws;	Issuer
4. Require the affirmative vote of either a majority of
the board of directors or the holders of two-thirds of
the voting power of the outstanding shares of capital
stock for the adoption, amendment, alteration or repeal
of certain provisions of the charter; provided that if
two-thirds of the board of directors has approved such
adoption, amendment, alteration or repeal, then only the
affirmative vote of the holders of at least a majority of
the voting power of the outstanding shares of capital
stock will be required for the adoption, amendment,
For	For	alteration or repeal of such provision	Issuer
5. Provide that certain transactions would not be
considered “competitive opportunities” and that each of
Warburg Pincus Private Equity XI, L.P., Warburg Pincus
Private Equity XI-B, L.P., Warburg Pincus XI Partners,
L.P., WP XI Partners, L.P., Warburg Pincus Private
Equity XI-C, L.P. and WP XI Finance, LP and their
respective affiliates, directors, principals, officers,
employees and other representatives is not subject to
the doctrine of corporate opportunity and does not have
any duty to refrain from engaging directly or indirectly
in an investment or corporate or business opportunity or
offering a prospective economic or competitive advantage
in which the company or any of its controlled affiliates,
directly or indirectly, could have an interest or
expectancy unless, in each case, such opportunity is
expressly offered to such person solely in his or her
For	For	capacity as a director of HCMC;	Issuer
6. Provide that, in addition to the indemnification
provisions in the existing charter, to the extent an
indemnitee has rights to indemnification, advancement
of expenses and/or insurance provided by persons
or entities other than HCMC, (i) HCMC shall be the
indemnitor of first resort, (ii) HCMC shall be required
to advance the full amount of expenses incurred by
indemnitees and shall be liable for the full amount of
all claims to the extent legally permitted, and (iii)
HCMC irrevocably waives, relinquishes and releases
such persons from any and all claims against them for
contribution, subrogation or any other recovery of any
For	For	kind in respect thereof;	Issuer
For	For
7. Clarify that the exclusive jurisdiction of the Court of Chancery of the State of Delaware shall not apply to suits brought to enforce any duty or liability under the Securities Act of 1933, as amended (the “Securities Act”), or the Securities Exchange Act of 1934, as amended, or any other claim for which the federal courts have exclusive or concurrent jurisdiction. To the fullest extent permitted by law, the federal district courts of the United States of America shall be the sole and exclusive forum for the resolution of claims arising under the Securities Act; and
Issuer
For	For
8. Authorize all other proposed changes, including, among others, those (i) resulting from the Business Combination, including changing the post-business combination corporate name from “Healthcare Merger Corp.” to “SOC Telemed, Inc.” and removing certain provisions relating to HCMC’s prior status as a blank check company and HCMC Class B common stock that will no longer apply upon the Closing, or (ii) that are administrative or clarifying in nature, including the deletion of language without substantive effect.
Issuer
For	For	9A-9G Election of Directors	Issuer
For	For
10. The Incentive Plan Proposal - To approve and adopt, assuming the Business Combination Proposal, the Charter Proposals and the NASDAQ Proposal are approved and adopted, the Specialists on Call, Inc. 2020 Equity Incentive Plan (the "Incentive Plan") and material terms thereunder. A copy of the Incentive Plan is attached to the proxy statement/consent solicitation statement/prospectus as Annex C.

For	For
11. The Employee Stock Purchase Plan Proposal - To approve and adopt, assuming the Business Combination Proposal, the Charter Proposals and the NASDAQ Proposal are approved and adopted, the Specialists on Call, Inc. 2020 Employee Stock Purchase Plan (the "Employee Stock Purchase Plan") and material terms thereunder. A copy of the Employee Stock Purchase Plan is attached to the proxy statement/consent solicitation statement/prospectus as Annex D.
Issuer
For	For
12. To consider and vote upon a proposal to approve, assuming the Business Combination Proposal and the Charter Proposals are approved and adopted, for purposes of complying with applicable provisions of Nasdaq Listing Rule 5635, the issuance of more than 20% of HCMC's issued and outstanding common stock in connection with the Business Combination and the PIPE Investment (as defined in the proxy statement/consent solicitation statement/prospectus), and the related change in control.
Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2020 - June 30,2021

Company Name	Meeting Date	CUSIP	Ticker
CF Finance Acquisition	11/3/2020	12528N107	CFFA
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
For	For
1. The Business Combination Proposal - To consider and vote upon a proposal to (a) approve and adopt the Transaction Agreement, dated as of August 2, 2020 (as the same may be amended, the "Transaction Agreement"), by and among CFAC, CF Finance Intermediate Acquisition, LLC ("IntermediateCo"), CF Finance Holdings, LLC (the "Sponsor"), Grosvenor Capital Management Holdings, LLLP ("GCMH"), the GCMH Equityholders, GCMHGP LLC, GCM V, LLC ("GCM V") and GCM Grosvenor Inc. ("GCM PubCo").
Issuer
For	For
2a. Organizational Documents Proposal A - To authorize the change in the authorized capital stock of CFAC from 100,000,000 shares of Class A common stock, par value $0.0001 per share (the "CFAC Class A common stock"), 10,000,000 shares of Class B common stock, par value $0.0001 per share (the "CFAC Class B common stock"), and 1,000,000 preferred shares, par value.
Issuer
For	For
2b. Organizational Documents Proposal B - To authorize that holders of shares of GCM Class A common stock will be entitled to cast one vote per share of GCM Class A common stock and holders of shares of GCM Class C common stock will, (1) prior to the Sunset Date, be entitled to cast the lesser of (x) 10 votes per share and (y) the Class C Share Voting Amount and (2) from and after the Sunset Date, be entitled to cast one vote per share.
Issuer
For	For
2c. Organizational Documents Proposal B - To authorize that holders of shares of GCM Class A common stock will be entitled to cast one vote per share of GCM Class A common stock and holders of shares of GCM Class C common stock will, (1) prior to the Sunset Date, be entitled to cast the lesser of (x) 10 votes per share and (y) the Class C Share Voting Amount and (2) from and after the Sunset Date, be entitled to cast one vote per share.
Issuer
For	For
2d. Organizational Documents Proposal D - To authorize all other changes in connection with the replacement of CFAC's amended and restated certificate of incorporation and bylaws with GCM PubCo's amended and restated certificate of incorporation and bylaws as part of the Merger.
Issuer
For	For
3. The Nasdaq Proposal - To consider and vote upon a proposal to approve, for purposes of complying with applicable listing rules of The Nasdaq Capital Market, the issuance and sale of (a) 3,500,000 shares of GCM Class A common stock and 1,500,000 GCM PubCo private placement warrants to the Sponsor, (b) 19,500,000 shares of GCM Class A common stock to certain third- party investors and (c) a number of shares of GCM Class C common stock to GCM V equal to the GCM V Class C Allocation.
Issuer
For	For	4. The 2020 Plan Proposal - To consider and vote upon a proposal to approve and adopt the CF Finance Acquisition Corp. 2020 Incentive Award Plan and material terms thereunder.	Issuer
For	For
5. The Adjournment Proposal - To consider and vote upon a proposal to approve the adjournment of the special meeting to a later date or dates, if necessary or appropriate, to permit further solicitation and vote of proxies in the event that there are insufficient votes for, or otherwise in connection with, the approval of the Business Combination Proposal, the Organizational Documents Proposals, the Nasdaq Proposal and the 2020 Plan Proposal.
Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2020 - June 30,2021

Company Name	Meeting Date	CUSIP	Ticker
B Riley Principal Merger Corp II	11/12/2020	05600U106	BMRG
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
For	For	1. The Business Combination Proposal — approve and adopt the Agreement and Plan of Merger, dated as of September 7, 2020 (as the same may be amended from	Issuer
time to time, the “Merger Agreement”), by and among B. Riley Principal Merger Corp. II (the “Company”), BMRG Merger Sub, LLC, a wholly-owned subsidiary of the Company (“Merger Sub I”), BMRG Merger Sub II, LLC, a wholly-owned subsidiary of the Company (“Merger Sub II”), Eos Energy Storage LLC (“Eos”), New
Eos Energy LLC, a wholly-owned subsidiary of Eos (“Newco”) and AltEnergy Storage VI, LLC (“AltEnergy”), in its capacity as securityholder representative, pursuant to which Merger Sub I will merge with and into Newco (the “First Merger”), whereupon the separate existence of Merger Sub I will cease, and
Newco will continue as the surviving company (such company, in its capacity as the surviving company of the First Merger, the “First Surviving Company”)
and become a wholly owned subsidiary of BMRG; and (2) immediately following the First Merger and as part of the same overall transaction as the First
Merger, the First Surviving Company will merge with and into Merger Sub II (the “Second Merger” and, together with the First Merger, the “Mergers”), whereupon the separate existence of the First Surviving Company will cease, and Merger Sub II will continue as the surviving company (Merger Sub II, in its capacity as the surviving company of the Second Merger, is sometimes referred to as the “Ultimate Surviving Company”) and a wholly owned subsidiary of BMRG, on the terms and subject to the conditions set forth in the Merger Agreement, and approve the other transactions contemplated by the Merger
Agreement (the “business combination”) (we refer to this proposal as the “business combination proposal”);
For	For	2. The Stock Issuance Proposal — approve, assuming the business combination proposal and the charter amendment proposal are approved and adopted, for the	Issuer
purposes of complying with the applicable provisions of Section 312.03 of the Listed Company Manual of the New York Stock Exchange (the “NYSE”), (i)
the issuance of shares of common stock to the Sellers pursuant to the terms of the Merger Agreement, and (ii) the issuance of shares of common stock to
B. Riley Financial, Inc. (“B. Riley Financial”) and/or other investors pursuant to the terms of the Equity Commitment Letter or other equity financing agreements that may be entered into prior to Closing;
For	For
3. The Charter Amendment Proposal - approve and adopt, assuming the business combination proposal is approved and adopted, the third amended and restated certificate of incorporation of the Company (the "Proposed Charter"), a copy of which is attached to the accompanying proxy statement as Annex C, which, if approved, would take effect upon the closing of the business combination (the "Closing") (we refer to this proposal as the "charter amendment proposal").
Issuer
For	For	4. Advisory Charter Proposal A — to, upon completion of the business combination and the conversion of the Company’s Class B common stock, par value	Issuer
$0.0001 per share (“Class B common stock”), into the Company’s Class A common stock, par value $0.0001 per share (“Class A common stock”), increase the authorized capital stock of the Company from 126,000,000 shares, consisting of 100,000,000 shares of Class A common stock, 25,000,000 shares of Class B common stock and 1,000,000 shares of preferred stock to 201,000,000 shares, which would consist of 200,000,000 shares of common stock, par value $0.0001 per share (“common stock”), and 1,000,000 shares of preferred stock, $0.0001 par value per share, by, on the effective date of the filing of the Proposed
Charter: (i) reclassifying all Class A common stock as common stock; (ii) reclassifying all Class B common stock as common stock and (iii) creating an additional 75,000,000 shares of common stock (we refer to this proposal as “advisory charter proposal A”);
For	For	5. Advisory Charter Proposal B — to change the stockholder vote required for approval of any amendment to Article IV (Capitalization), Article V (Board	Issuer
of Directors), Article VI (Bylaws), Article VIII (Limited Liability; Indemnification), Article IX (Corporate Opportunity) and Article X (Amendments) of
the Proposed Charter or to amend the Company’s bylaws, from the affirmative vote of the holders of at least a majority of the voting power of all then outstanding shares of stock of the Company entitled to vote generally in the election of directors, voting together as a single class, to the affirmative vote of the holders of at least 662/3% of the total voting power of all the then outstanding shares of stock of the Company entitled to vote generally in the election of directors;
For	For
6. Advisory Charter Proposal C - to provide that Section 203 of the Delaware General Corporation Law, which governs business combinations between the Company and certain interested stockholders, does not apply to the Company (we refer to this proposal as "advisory charter proposal C").
Issuer
For	For
7. Advisory Charter Proposal D - to provide that certain amendments to and actions under the Proposed Charter are subject to the director nomination agreement to be entered into between the Company and the other parties thereto (as defined in the accompanying proxy statement) (the "Director Nomination Agreement") (we refer to this proposal as "advisory charter proposal D").
Issuer
For	For
8. Advisory Charter Proposal E - to change the classification of the Company's board of directors from two classes to three classes of directors, with each class elected for staggered terms (we refer to this proposal as "advisory charter proposal E").
Issuer
For	For
9. Advisory Charter Proposal F - to provide for a waiver of the doctrine of corporate opportunities for (i) any director of the Company who is not an employee of the Company or any of its subsidiaries or (ii) any person with the right to designate any such director pursuant to the Director Nomination Agreement (or any of such person's affiliates or its or their respective successors, principals, directors, officers, members, managers or employees) (we refer to this proposal as "advisory charter proposal F").
Issuer
For	For	10. Advisory Charter Proposal G — to provide for certain additional changes, including, among other things, (i) changing the post-business combination	Issuer
company’s corporate name from “B. Riley Principal Merger Corp. II” to “Eos Energy Enterprises, Inc.” and making the Company’s corporate existence perpetual and (ii) removing certain provisions related to our status as a blank check company that will no longer apply upon the Closing, all of which our board of directors believes are necessary to adequately address the needs of the postbusiness combination Company.
For	For
11. The Incentive Plan Proposal - approve and adopt, assuming the condition precedent proposals are approved and adopted, the B. Riley Principal Merger Corp. II 2020 Incentive Plan, a copy of which is attached to the accompanying proxy statement as Annex E.
Issuer
For	For
12. The Adjournment Proposal - approve the adjournment of the special meeting to a later date or dates, if necessary or appropriate, to permit further solicitation and vote of proxies in the event that there are insufficient votes for, or otherwise in connection with, the approval of any of the condition precedent proposals or the incentive plan proposal.
Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2020 - June 30,2021

Company Name	Meeting Date	CUSIP	Ticker
Western Asset Corp Loan Fd	11/13/2020	95790J102	TLI
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
For	For	1. To approve the liquidation and dissolution of the Fund pursuant to the Plan of Liquidation and Dissolution adopted by the Board of Directors of the Fund.	Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2020 - June 30,2021

Company Name	Meeting Date	CUSIP	Ticker
Boulder Growth & Income Fd	11/13/2020	101507101	BIF
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror Vote	For	1a. To elect Class II Director to the Board of Directors to serve until the 2023 Annual Meeting of Stockholders: Joel W. Looney	Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2020 - June 30,2021

Company Name	Meeting Date	CUSIP	Ticker
Japan Smaller Capitalization FD	11/24/2020	47109U104	JOF
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror Vote	For	DIRECTOR	Issuer
E. Han Kim
Marcia L. MacHarg
Yuichi Nomoto

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2020 - June 30,2021

Company Name	Meeting Date	CUSIP	Ticker
Legacy Acquisition Corp.WTS	11/25/2020	524643111	LGCWS
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
No vote sold	For
1. To approve amendments to that certain Warrant Agreement, dated as of November 16, 2017, between the Company and Continental Stock Transfer & Trust Company (the “Warrant Agreement”), which amendments provide, among other things, that subject to the closing of the Business Combination (the "Closing"), each outstanding Public Warrant and 2,912,230 outstanding warrants, which were issued to Legacy’s sponsor, Legacy Acquisition Sponsor I, LLC (“Sponsor”), in the private placement that closed simultaneously with Legacy’s initial public offering and are beneficially owned by certain institutional investors of Sponsor, shall no longer be exercisable to purchase one-half share of Class A common stock, par value $0.0001 per share, of Legacy (the “Class A common stock”) for $5.75 per half-share (subject to adjustment as provided in Section 4 of the Warrant Agreement) and instead shall be converted solely into the right to receive (i) if, at the Closing, the aggregate gross cash in the Trust Fund, plus the aggregate gross proceeds received by Legacy pursuant to any private offering, is at least equal to $60 million, $0.35 in cash and 0.065 of a share of Class A common stock of Legacy, (ii) if, at the Closing, the aggregate gross cash in the Trust Fund, plus the aggregate gross proceeds received by Legacy pursuant to any private offering, is less than $60 million, but at least equal to $44 million, $0.25 in cash and 0.075 of a share of Class A common stock of Legacy, or (iii) if, at the Closing, the aggregate gross cash in the Trust Fund, plus the aggregate gross proceeds received by Legacy pursuant to any private offering, is less than $44 million, $0.18 in cash and 0.082 of a share of Class A common stock of Legacy (the “Warrant Amendments”), a copy of which is attached to the Consent Solicitation Statement as Exhibit A.
Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2020 - June 30,2021

Company Name	Meeting Date	CUSIP	Ticker
Griffin Industrial Realty	11/30/2020	398231100	GRIF
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Against	For
1. The undersigned, being the holder of record of shares of common stock of Griffin, par value $0.01 per share ("Common Stock"), as of October 26, 2020, hereby consents to and approves, by written consent without a meeting, the Reincorporation Proposal, including Griffin's entry into the Merger Agreement and completion of all transactions contemplated thereby, including the Merger.
Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2020 - June 30,2021

Company Name	Meeting Date	CUSIP	Ticker
Haymaker Acq II	12/8/2020	42087L101	HYAC
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
For	For
1. The Business Combination Proposal - To approve and adopt the Business Combination Agreement, dated as of September 8, 2020 (as it may be amended from time to time, the "Business Combination Agreement"), by and among Haymaker Acquisition Corp. II, a Delaware corporation ("Haymaker"), ARKO Corp., a Delaware corporation (together with, unless the context otherwise requires, its consolidated subsidiaries for periods following the Business Combination "New Parent"), Punch US Sub, Inc., a Delaware corporation ("Merger Sub I"), Punch Sub Ltd., a company organized under the laws of the State of Israel ("Merger Sub II"), and ARKO Holdings Ltd., a company organized under the laws of the State of Israel ("Arko"), and the transactions contemplated thereby (including the First Merger), pursuant to which Merger Sub I will merge with and into Haymaker, with Haymaker surviving the merger as a whollyowned subsidiary of New Parent (the "First Merger"), and then Merger Sub II will merge with and into Arko, with Arko surviving the merger as a wholly-owned subsidiary of New Parent (the "Second Merger," and collectively with the other transactions described in the Business Combination Agreement and the GPM Equity Purchase Agreement, the "Business Combination").
Issuer

For	For
2. The Lock-Up Agreement Proposal - to approve and ratify the entry into the Registration Rights and Lock-Up Agreement with the Sponsor, the directors and officers of Haymaker, and the other parties thereto (the "Registration Rights and Lock-Up Agreement").
Issuer
For	For	3. The Incentive Plan Proposal - to approve and adopt the ARKO Corp. 2020 Incentive Compensation Plan established to be effective after the closing of the Business Combination.	Issuer
For	For
4. The Stockholder Adjournment Proposal - a proposal to authorize the adjournment of the special meeting to a later date or dates, if necessary, to permit further solicitation and voting of proxies if, based on the tabulated vote at the time of the special meeting, there are not sufficient votes to approve the Business Combination Proposal or Public Stockholders have elected to redeem an amount of Haymaker Class A Common Stock such that the minimum available cash condition to the closing of the Business Combination would not be satisfied.
Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2020 - June 30,2021

Company Name	Meeting Date	CUSIP	Ticker
Crescent Capital BDC	12/17/2020	225655109	CCAP
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror vote	For
1. To approve the new advisory agreement between the Corporation and Crescent Capital Advisors, LLV, the Corporations's current IA (the"Advisor"), to take effect upon the consummation of the acquistion of a controlling stake in Crescent Capital Group, LP (the Advisor's parent company) by Sun Life Financial, Inc.
Issuer
Mirror vote	For	2. To transact such other business as may properly come before the Special Meeting and any adjournment thereof.	Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2020 - June 30,2021

Company Name	Meeting Date	CUSIP	Ticker
MVC Capital Inc	12/23/2020	553829102	MVC
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
For	For
1. Adoption of the Agreement and Plan of Merger, dated as of August 10, 2020, by and among Barings BDC, Inc., a Maryland corporation, Mustang Acquisition Sub, Inc., a Delaware corporation and a direct wholly-owned subsidiary of Barings BDC, Inc., MVC Capital, Inc. and Barings LLC, a Delaware LLC and the external investment adviser to Barings BDC, inc., the Merger and the other transactions contemplated by the Merger Agreement (such proposal, the "Merger Proposal").
Issuer

For	For	2. Approval of the adjournment of the MVC Special Meeting, if necessary or appropriaote, to solicite additional proxies, in the	Issuer
event that there are insufficient votes at the time of the MVC Special Meeting to approve the Merger Proposal.

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2020 - June 30,2021

Company Name	Meeting Date	CUSIP	Ticker
Barings BDC, INC.	12/23/2020	06759L103	BBDC
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
For	For
1. To approve the issuance of shares of Barings BDC, Inc. common Stock, $0.001 par value per share ("Barings BDC Common Stock"), pursuant to the Agreement and plan of Merger, dated as of August 10, 2020, by and among Barings BDC, Mustang Acqisition Sub, Inc., MVC Capital, inc. and Barings LLC ("Merger Agreement")
Issuer

For	For	2. To approve the issuance of shares of Barings BDC Common Stock pursuant to the Merger Agreement at a price below its then current NAV per share, if applicable.	Issuer
For	For	3. To approve an amended and restated investment advisory agreement between Barings BDC and Barings LLC.	Issuer
For	For
4. To approve the adjournment of the Barrings BDC special meeting, if necessary or appropriate, to solicit additional proxies in the event that there are insufficient votes at the time of the Barings BDC special meeting to approve Proposal 1, Proposal2 or Proposal 3.
Issuier

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2020 - June 30,2021

Company Name	Meeting Date	CUSIP	Ticker
Eaton Vance Short Duration Div Income FD	1/7/2021	27828V104	EVG
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror Vote	For	1A. Approval of a new investment advisory agreement with Eaton Vance Management to contimue to serve as the Fund's investment adviser.	Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2020 - June 30,2021

Company Name	Meeting Date	CUSIP	Ticker
Oaktree Acquistion Corp.	1/19/2021	G67145105	OAC
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
NO VOTE		sold	Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2020 - June 30,2021

Company Name	Meeting Date	CUSIP	Ticker
DTF Tax-Free Income Fund, Inc.	2/25/2021	23334J107	DTF
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror Vote	For	1. Directors	Issuer
01 Eileen A. Moran
Mirror Vote	For
2A. To amend the Fuind's Charter in the following manner: To provide for the Fund to be wound up and dissolved, subject to compliance with Maryland law relating to corporate dissolution, on a specified date that is approximately seven years from the date of adoption of the charter amendment.
Issuer
Mirror Vote	For
2B. To amend the Fund's charter: Contingent on the approval of Proposal 2a, to authorize the Board of Directors of the Fund to extend the term of the Fund to once again have a perpetual existance, subject to the Fund having conducted a tender offer metting certain conditions.
Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2020 - June 30,2021

Company Name	Meeting Date	CUSIP	Ticker
Eaton Vance Float-Rate Inc Plus	2/26/2021	278284104	EFF
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror Vote	For	1. Approval of a new investment advisory and administrative agreement with Eaton Vance Management to continue to serve as the Fund's investment adviser and administrator.	Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2020 - June 30,2021

Company Name	Meeting Date	CUSIP	Ticker
Eaton Vance Float-Rate Inc Plus	2/26/2021	278284104	EFF
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror Vote	Against	1. Proposal to consider and approve a new investment advisory agreement with Eaton Vance Management.	Shareholder
Mirror Vote	Against
2. To authorize the Proxyholdrs to decline to attend the Special meetong if they believe that Proposal no. 1 is less likely to be approved if your shares are not represented at the Special Meeting (by making it more difficult for more than 50% of the O/S to be present in person or by proxy) than if they are represented at the Special Meeting.
Shareholder

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2020 - June 30,2021

Company Name	Meeting Date	CUSIP	Ticker
Central Securities Corp	3/18/2021	155123102	CET
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Received legal proxy too late to mirror Vote	For	1. Election of Directors	Issuer
01. L Price Blackford
02. Simms C. Browning
03. Donald G. Calder
04. David C. Colander
05. Jay R Ingls
06. Wilmot H. Kidd
07. Wilmot H. Hidd IV
08. David M. Poppe
Received legal proxy too late to mirror Vote	For	2. Ratification of the appointment of KPMG LLP as independent registered accounting firm for 2021

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2020 - June 30,2021

Company Name	Meeting Date	CUSIP	Ticker
ASA Gold and Precious Metals	3/19/2021	G3156P103	ASA
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror Vote	For	Election of Directors	Issuer
1.1 Anthony Artabane
1.2 William Donovan
1.3 Bruce Hansen
1.4 Bruce Hansen
Mirror Vote	For
2. To ratify and approve the appointment of Tait, Weller & Baker LLP, an independent registered public accounting firm, as the Company's independent auditors for the fiscal year ending November 30, 2021, and to authorize the Nominating, Audit and Ethics Committee of the Board of Directors to set the independent auditors' remuneration
Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2020 - June 30,2021

Company Name	Meeting Date	CUSIP	Ticker
Aberdeen Emerging Mkts Equity Income Fd	4/1/2021	00301W105	AEF
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror Vote	For	1.1	Issuer
Election of Class I Director for three year term until 2024 Annual Meeting: Nancy Yao Maasbach
Mirror Vote	For	1.2
Election of Class I Director for three year term until 2024 Annual Meeting: Rahn Porter
Mirror Vote	For	2.1
To consider the continuation of the term of one Class III Director under the Fund's Corporate Governance Policies for a two-year term ending in 2023: Steven N. Rappaport

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2020 - June 30,2021

Company Name	Meeting Date	CUSIP	Ticker
Nuveen Floating Rate Income Fund	4/6/2021	67072T108	JFR
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror vote	For	1.A Election of Directors	Issuer
01 Jack B. Evans
02 Matthew Thorton III

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2020 - June 30,2021

Company Name	Meeting Date	CUSIP	Ticker
Nuveen Floating Rate Income Opp FD	4/6/2021	6706EN100	JRO
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror vote	For	1.A Election of Directors	Issuer
01 Jack B. Evans
02 Matthew Thorton III

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2020 - June 30,2021

Company Name	Meeting Date	CUSIP	Ticker
Nuveen Short Duration Credit Opp FS	4/6/2021	67074X107	JSD
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror vote	For	1.A Election of Directors	Issuer
01 Jack B. Evans
02 Matthew Thorton III

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2020 - June 30,2021

Company Name	Meeting Date	CUSIP	Ticker
Brandywineglobal Global Income Opp	4/9/2021	10537L104	BWG
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror vote	For	1.1	Issuer
Election of Class III Director to serve until the 2024 Annual Meeting of Stockholders: Robert D. Agdern
Mirror vote	For	1.1	Issuer
Election of Class III Director to serve until the 2024 Annual Meeting of Stockholders: Robert D. Agdern
Mirror vote	For	2. To ratify the selection of PricewaterhouseCoopers LLP as the Fund's independent registered public accountants for the fiscal year ending October 31, 2021.	Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2020 - June 30,2021

Company Name	Meeting Date	CUSIP	Ticker
Adams Diversified Equity Fund	4/15/2021	006212104	ADX
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror Vote	For	1	Issuer
Election of Director: Enrique R. Arzac
Election of Director: Kenneth J. Dale
Election of Director: Frederic A. Escherich
Election of Director: Roger W. Gale
Election of Director: Mary C. Jammet
Election of Director: Lauriann C. Kloppenburg
Election of Director: Kathleen T. McGahran
Election of Director: Mark E. Stoeckle
Mirror Vote	For	2. Ratification of the selection of PricewaterhouseCoopers LLP as independent public auditors.	Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2020 - June 30,2021

Company Name	Meeting Date	CUSIP	Ticker
The Taiwan Fund	4/20/2021	874036106	TWN
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror vote	For	1 Election of Directors	Issuer
Election of Director: William C. Kirby
Election of Director: Anthony S. Clark
Election of Director: Thomas G. Kamp
Election of Director: Warren J. Olsen
Election of Director: Shelley E. Rigger

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2020 - June 30,2021

Company Name	Meeting Date	CUSIP	Ticker
General American Investors Co.	4/28/2021	368802104	GAM
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror Vote	For	1. Vote Board of Directors:	Issuer
Election of Director: Mr. Berens
Election of Director: Mr. Davidson
Election of Director: Ms. Del Villar
Election of Director: Mr. Gordan
Election of Director: Ms. Gotbaum
Election of Director: Ms. Lynch
Election of Director: Mr. Priest
Election of Director: Ms. Sachs
Mirror Vote	For	2. Ratification of the selection of Ernst & Young LLP as auditors	Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2020 - June 30,2021

Company Name	Meeting Date	CUSIP	Ticker
Templeton Global Income Fund	5/7/2021	880198106	GIM
Vote	Shareholder Recommended Vote	Proposal	Propose by issuer or shareholder
For	For	Vote Board of Directors:	Shareholder

Election of Director: Aditya Bindal
Election of Director: Frederic Gabriel
Election of Director: Paul Kazarian
Election of Director: Pierre Weinstein
For	None	2. The ratification of the selection of PricewaterhouseCoopers LLP ("PwC") as the independent registered public accounting firm for the Fund for the fiscal year ending December 31, 2021.	Shareholder
For	For	3. Saba's proposal to amend the Bylaws to permit and/or require a tender offer under certain specified circumstances.	Shareholder

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2020 - June 30,2021

Company Name	Meeting Date	CUSIP	Ticker
Source Capital Inc.	5/10/2021	836144105	SOR
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror vote	For	1 Election of Directors	Issuer
Election of Director: Atwood
Election of Director: Brown
Election of Director: Lipson
Election of Director: Osborne
Election of Director: Pisano
Election of Director: Purcell

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2020 - June 30,2021

Company Name	Meeting Date	CUSIP	Ticker
Crescent Capital BDC	5/11/2021	225655109	CCAP
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror vote	For	1A. Election of Class III Director to serve for a three-year term expiring at the 2024 Annual Meeting: Stephen F. Strandberg	Issuer
Mirror vote	For	1B. Election of Class III Director to serve for a three-year term expiring at the 2024 Annual Meeting: Christopher G. Wright	Issuer
2. To ratify the selection of Ernst & Young LLP ("E&Y") as the Corporation's independent registered public accounting firm for the fiscal year ending December 31, 2021.
Mirror vote	For		Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2020 - June 30,2021

Company Name	Meeting Date	CUSIP	Ticker
Eaton Vance Float-Rate Inc Plus	5/14/2021	278284104	EFF
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror Vote	For	1. To approve the liquidation and termination of the Fund pursuant to the Plan of Liquidation and Termination adopted by the Board of Trustees of the Fund.	Issuer
Mirror Vote	For	2. Vote Board of Directors:
Election of Director: William H. Park
Election of Director: Keith Quinton
		Election of Director: Susan J. Sutherland	Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2020 - June 30,2021

Company Name	Meeting Date	CUSIP	Ticker
Apollo Tactical Income FD	5/19/2021	037638103	AIF
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror vote	For	1. Vote Board of Directors:	Issuer
Election of Director: Barry Cohen
Election of Director: Elliot Stein, Jr.

Mirror vote	For	2. To transact such other business as may properly come before the Annual Meetings or any adjournments or postponements thereof.	Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2020 - June 30,2021

Company Name	Meeting Date	CUSIP	Ticker
Apollo Sr Floating Rate FD	5/19/2021	037636107	AFT
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror Vote	For	1. Vote Board of Directors:	Issuer
Election of Director: Barry Cohen
Election of Director: Elliot Stein, Jr.
Mirror Vote	For	2. To transact such other business as may properly come before the Annual Meetings or any adjournments or postponements thereof.	Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2020 - June 30,2021

Company Name	Meeting Date	CUSIP	Ticker
Barings BDC, INC.	5/20/2021	06759L103	BBDC
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror Vote	For	1A.	Issuer
Election of Class III Director to serve until the 2024 Annual Meeting: David Mihalick
1B.
Election of Class III Director to serve until the 2024 Annual Meeting: Thomas W. Okel
1C.
Election of Class III Director to serve until the 2024 Annual Meeting: Jill Olmstead
Mirror Vote	For
2. To authorize the Company, with subsequent approval of its Board of Directors, to issue and sell shares of its common stock at a price below its then current net asset value per share in one or more offerings, subject to certain limitations (including, without limitation, that the number of shares does not exceed 30% of its then outstanding common stock immediately prior to each such offering).
Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2020 - June 30,2021

Company Name	Meeting Date	CUSIP	Ticker
FS KKR Capital Corp II	5/21/2021	35952V303	FSKR
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror vote	For
1. To approve the merger of FS KKR Capital Corp. II ("FSKR") and Rocky Merger Sub, Inc. ("Merger Sub"), a wholly owned subsidiary of FS KKR Capital Corp. ("FSK"), pursuant to the Agreement and Plan of Merger, dated as of November 23, 2020 (the "Merger Agreement"), by and among FSK, FSKR, Merger Sub and FS/KKR Advisor, LLC and the other transactions contemplated by the Merger Agreement.
Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2020 - June 30,2021

Company Name	Meeting Date	CUSIP	Ticker
Voya Prime Rate Trust	5/21/2021	92913A100	PPR
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
For	For	1.To approve the New Investment Management Agreement between the Fund and Saba Capital Management, L.P. in connection with the Adviser Transition as defined in the Proxy Statement.	Issuer
For	For	2. To remove the Fund's fundamental investment restriction relating to investing in warrants.	Issuer
For	For	3. To remove the Fund's fundamental investment restriction relating to purchasing or selling equity securities, engaging in short-selling and the use of certain option arrangements.	Issuer
For	For	4. To remove the Fund's fundamental investment restriction relating to investing in other investment companies.	Issuer
For	For	5. To approve changing the Fund's sub-classification under the Investment Company Act of 1940 from "diversified" to "non-diversified."	Issuer
For	For	6. To approve a change of the investment objective and to make the investment objective non-fundamental.	Issuer
For	For	7. To approve the adjournment of the Special Meeting, if necessary or appropriate, to solicit additional proxies.	Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2020 - June 30,2021

Company Name	Meeting Date	CUSIP	Ticker
The Howard Hughes Corp.	5/26/2021	44267D107	HHC
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
For	For	Election of Director: William Ackman	Issuer
Election of Director: Adam Flatto
Election of Director: Jeffrey Furber
Election of Director: Beth Kaplan
Election of Director: Allen Model
Election of Director: David O'Reilly
Election of Director: R. Scot Sellers
Election of Director: Steven Shepsman
Election of Director: Mary Ann Tighe
Election of Director: Anthony Williams
For	For	2. Advisory vote to approve executive compensation (Say-on-Pay).	Issuer
For	For	3. Ratification of the appointment of Ernst & Young LLP as our independent registered public accounting firm for 2021.	Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2020 - June 30,2021

Company Name	Meeting Date	CUSIP	Ticker
Aberdeen Japan Equity Fund	5/27/2021	00306J109	JEQ
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror Vote	For	1.1 Election of Class I Director to serve until the 2024 Annual Meeting of Stockholders: Radhika Ajmera	Issuer
Mirror Vote	For	2.1 Election of Class III Director to serve until the 2023 Annual Meeting of Stockholders: P. Gerald Malone	Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2020 - June 30,2021

Company Name	Meeting Date	CUSIP	Ticker
Equus Total Return	5/27/2021	294766100	EQS
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror Vote	For	1. Vote Board of Directors:	Issuer
Election of Director: Fraser Atkinson
Election of Director: Kenneth I. Denos
Election of Director: Henry W. Hankinson
Election of Director: John A. Hardy
Election of Director: Robert L. Knauss
Mirror Vote	For	2. To ratify the selection of BDO USA, LLP as the Company's independent registered public accountant for the fiscal year ending December 31, 2021.	Issuer
Mirror Vote	For
3. To approve, in a non-binding vote, the compensation paid to the Company's executive officers in 2020, as disclosed pursuant to Item 402 of Regulation S-K, including the Compensation Discussion and Analysis, compensation tables, and narrative discussion.
Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2020 - June 30,2021

Company Name	Meeting Date	CUSIP	Ticker
Portman Ridge Finance Corp	6/7/2021	73688F102	PTMN
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
For	For	1. To elect 3 Directors(Alexander Duka,Ted Goldthorpe,Christipher Lacovara	Issuer
For	For	2. To ratify Deloitte & Touche LLP as The Independent Registered Public Accountant for 2021	Issuer
For	For	3. To amend the certificate of incorporation to effect a reverse stock split within the rance of 1-5 to 1-15	Issuer
For	For	4. To amend the certificate of incorporation to decrease the number of authorized shares by one half of the reverse stock split ratio.	Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2020 - June 30,2021

Company Name	Meeting Date	CUSIP	Ticker
Harvest Capital Credit Corp	6/7/2021	41753F109	HCAP
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
For	For	1. To Approve the Merger of HCAP into Portman Ridge Finance Corp.	Issuer
For	For	2. To approve the adjournment of the Special Meeting	Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2020 - June 30,2021

Company Name	Meeting Date	CUSIP	Ticker
The New Ireland Fund	6/8/2021	645673104	IRL
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
For	For	1. To elect two Directors:	Issuer
Eleanor Hoagland
Michael Pignataro

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2020 - June 30,2021

Company Name	Meeting Date	CUSIP	Ticker
Thunder Bridge Acquisition II	6/9/2021	G8857S116	THBR
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
For	For
1. RESOLVED, as special resolution that Thunder Bridge Acquisition II, Ltd. be de-registered in the Cayman Islands pursuant to Article 47 of the Amended and Restated Articles of Association of Thunder Bridge Acquisition II, Ltd. and be registered by way of continuation as a corporation in the State of Delaware and conditional upon, and with effect from, the registration of Thunder Bridge Acquisition II, Ltd. in the State of Delaware as a corporation, governed by the certificate of incorporation attached as Annex A.
Issuer
For	For
2. RESOLVED, as an ordinary resolution, that Thunder Bridge II's entry into the Master Transactions Agreement dated effective as of December 14, 2020 (as amended or supplemented from time to time, the "MTA") by and among Thunder Bridge II, Surviving Pubco, Merger Subs, indie, the ADK Blocker Group, ADK Service Provider Holdco and, solely in its capacity as the indie Securityholder Representative thereunder, Donald McClymont, the consummation of the transactions contemplated by the MTA, including the issuance of the merger consideration thereunder.
Issuer
For	For
3. RESOLVED, as an ordinary resolution, that the indie Semiconductor, Inc. 2021 Omnibus Equity Incentive Plan (a copy of the 2021 Equity Incentive Plan is attached to the proxy statement/prospectus as Annex C) be adopted and approved in all respects.
Issuer
For	For	4. Vote Board of Directors:	Issuer
Election of Director: Sonalee Parekh
Election of Director: Ichiro Aoki
Election of Director: Jeffrey Owens
Election of Director: William Woodward
Election of Director: Karl-Thomas Neumann
Election of Director: Diane Brink
Election of Director: Donald McClymont
Election of Director: Peter Kight
Election of Director: David Aldrich
For	For
5. RESOLVED, as an ordinary resolution, that the issuance of an aggregate of 90,000,000 Merger Consideration shares, up to an aggregate of 10,000,000 Earn-Out Shares, and 15,000,000 Class A ordinary shares in the PIPE Financing be approved and adopted in all respects.
Issuer
For	For
6A. Advisory Charter Proposal A - to provide that the total number of shares of all classes of capital stock which the Company will have authority to issue is 300,000,000 shares, consisting of (i) 250,000,000 shares of Class A common stock, par value $0.0001 per share, (ii) 40,000,000 shares of Class V common stock, no par value, and (iii) 10,000,000 shares of preferred stock, par value $0.0001 per share.
Issuer
For	For
6B. Advisory Charter Proposal B - to provide that special meetings of stockholders of the Company may be called only (i) by the chairman of the board of directors, (ii) by the chief executive officer, or (iii) by the secretary acting at the request of a majority of the total number of directors that the Company would have if there were no vacancies.
Issuer
For	For
6C. Advisory Charter Proposal B - to provide that special meetings of stockholders of the Company may be called only (i) by the chairman of the board of directors, (ii) by the chief executive officer, or (iii) by the secretary acting at the request of a majority of the total number of directors that the Company would have if there were no vacancies.
Issuer
For	For	6D. Advisory Charter Proposal D - to provide that the Company's board of directors will be divided into three classes designated as Class I, Class II and Class III.
For	For	6E. Advisory Charter Proposal E - to provide that directors may be elected by the stockholders only at an annual meeting of stockholders by a plurality of the votes cast.	Issuer
For	For
6F. Advisory Charter Proposal F - to provide that any director may be removed from office at any time, but only for cause, by the affirmative vote of the holders of at least 662/3% of the voting power of the outstanding voting capital stock of the Company, voting together as a single class.

For	For
6G. Advisory Charter Proposal G - to provide that the affirmative vote of the holders of at least 662/3% of the voting power of the outstanding voting capital stock of the Company, voting together as a single class, will be required to amend or repeal, or adopt any provision inconsistent with, provisions relating to calling special meetings of stockholders and stockholder action by

For	For
6H. Advisory Charter Proposal H - to provide that the Court of Chancery of the State of Delaware or, if such court does not have subject matter jurisdiction thereof, any federal court located within the State of Delaware, shall be the exclusive forum for certain actions and claims.
Issuer
For	For
6I. Advisory Charter Proposal I - to provide that the Company will not be subject to provisions Section 203 of the DGCL, which generally prohibits "interested stockholders" (stockholders holding 15% or more of the outstanding stock) from engaging in business combinations with the Company for a period of time unless certain conditions are met.
Issuer
For	For
7. RESOLVED, as an ordinary resolution, that the adjournment of the Shareholders Meeting to a later date or dates, if necessary to permit further solicitation and vote of proxies if it is determined by Thunder Bridge II that more time is necessary or appropriate to approve one or more Shareholder Proposals at the Shareholders Meeting be approved and adopted in all
Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2020 - June 30,2021

Company Name	Meeting Date	CUSIP	Ticker
Highland Global Allocation Fund	6/11/2021	43010T104	HGLB
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror Vote	For	Vote Board of Directors: John Honis	Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2020 - June 30,2021

Company Name	Meeting Date	CUSIP	Ticker
Nexpoint Strategic Opportes Fd. 5.5%	6/11/2021	65340TG304
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror Vote	For	Election Class III Trustee: John Honis	Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2020 - June 30,2021

Company Name	Meeting Date	CUSIP	Ticker
Indus Realty Trust	6/16/2021	45580R103	INDT
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
For	For	1A. Election of Director to serve for a one-year term expiring at the 2022 Annual Meeting: David R. Bechtel	Issuer
For	For	1B. Election of Director to serve for a one-year term expiring at the 2022 Annual Meeting: Frederick M. Danziger	Issuer
For	For	1C. Election of Director to serve for a one-year term expiring at the 2022 Annual Meeting: Gordon F. DuGan	Issuer
For	For	1D. Election of Director to serve for a one-year term expiring at the 2022 Annual Meeting: Michael S. Gamzon	Issuer
For	For	1E. Election of Director to serve for a one-year term expiring at the 2022 Annual Meeting: Jonathan P. May	Issuer
For	For	1F. Election of Director to serve for a one-year term expiring at the 2022 Annual Meeting: Molly North	Issuer
For	For	1G. Election of Director to serve for a one-year term expiring at the 2022 Annual Meeting: Amy Rose Silverman	Issuer
For	For	1H. Election of Director to serve for a one-year term expiring at the 2022 Annual Meeting: Albert H. Small, Jr.	Issuer
For	For	1I. Election of Director to serve for a one-year term expiring at the 2022 Annual Meeting: Ardevan Yaghoubi	Issuer
For	For	2. The ratification of the selection of RSM US LLP as INDUS's independent registered public accountants for the year ending	Issuer
For	For	3. The approval, on an advisory (non-binding) basis, of the compensation of INDUS's named executive officers as presented in INDUS's Proxy Statement.	Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2020 - June 30,2021

Company Name	Meeting Date	CUSIP	Ticker
MS Emerging Markets Debt Fund	6/24/2021	61744H105	MSD
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror Vote	For	1. Vote Board of Directors:	Issuer
Election of Director: Patricia Maleski# Election of Director: Nancy C. Everett* Election of Director: Michael F. Klein* Election of Director: W. Allen Reed*
NOTE: #Class I Director. *Class II Director

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2020 - June 30,2021

Company Name	Meeting Date	CUSIP	Ticker
Apollo Tactical Income FD	6/28/2021	037638103	AIF
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror vote	For	A. The issuance of additional shares of AIF common stock in connection with the reorganization of Apollo Senior Floating Rate Fund Inc. into AIF.	Issuer

Mirror vote	For	B. The amendment of AIF's fundamental investment restriction with respect to making loans.	Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2020 - June 30,2021

Company Name	Meeting Date	CUSIP	Ticker
Apollo Sr Floating Rate FD	6/28/2021	037636107	AFT
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror Vote	For
A. The reorganization of AFT into Apollo Tactical Income Fund Inc. ("AIF") (the "Reorganization"), including the transfer of all of the assets of AFT to AIF, the deregistration of AFT as an investment company pursuant to the Investment Company Act of 1940, as amended, and the dissolution of AFT under Maryland law.
Issuer
Mirror Vote	For	B. In the event that the proposed Reorganization fails to obtain the necessary stockholder votes, the amendment of AFT's fundamental investment restriction with respect to making loans.	Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2020 - June 30,2021

Company Name	Meeting Date	CUSIP	Ticker
Calamos Long SH Eq&Dynamic Inc	6/29/2021	12812C106	CPZ
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror Vote	For	1. Vote Board of Directors:	Issuer
Election of Director: John E. Neal
Election of Director: Karen L. Stuckey

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2020 - June 30,2021

Company Name	Meeting Date	CUSIP	Ticker
Trinity Place Holdings	6/29/2021	89656D101	TPHS
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
For	For	1A.Election of Director: Alan Cohen	Issuer
1B. Election of Director: Matthew Messinger
1C. Election of Director: Keith Pattiz
For	For	2. Ratification of the appointment of BDO USA, LLP as the independent registered public accounting firm for the year ending December 31, 2021.	Issuer
Against	For	3. Approval of an amendment to the company's 2015 Stock Incentive Plan to increase the number of shares available for awards by 1,500,000 shares.	Issuer
Against	For	4. Approval, on an advisory basis, of the compensation of the company's named executive officers.	Issuer
Abstain	3 years	5. Approval, on an advisory basis, of the frequency of future advisory votes on the compensation of the company's named executive officers.	Issuer

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Special Opportunities Fund, Inc.

By (Signature and Title)*   /s/ Andrew Dakos
Andrew Dakos, President

Date       8/6/2021
* Print the name and title of each signing officer under his or her signature.